Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Contributions		$ 13,680,389	$ 11,607,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 3,418,000
Withdrawls	$ 1,785,107